Share Capital (Other employee long-term incentives) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted share units ("RSU")
Disclosure of classes of share capital [line items]
Shares outstanding	1,911,738	2,134,549
Granted	719,978	747,993
Forfeiture	(195,159)	(383,686)
Settled	(524,965)	(587,118)
Shares outstanding	1,911,592	1,911,738
Deferred share units ("DSU")
Disclosure of classes of share capital [line items]
Shares outstanding	1,013,234	1,054,606
Granted	93,546	112,653
Forfeiture	0	0
Settled	0	(154,025)
Shares outstanding	1,106,780	1,013,234
Performance share units ("PSU")
Disclosure of classes of share capital [line items]
Shares outstanding	1,159,288	1,350,425
Granted	348,474	369,589
Forfeiture	(63,254)	(134,563)
Settled	(412,713)	(426,163)
Shares outstanding	1,031,795	1,159,288